Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Sep. 25, 2017
JNL/AMERICAN FUNDS GROWTH-INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JNL/American Funds Growth-Income Fund Class A Class I
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The JNL/American Funds Growth-Income Fund (“Fund” or “Feeder Fund”) seeks long-term growth of capital and income through exclusive investment in the shares of the American Funds Insurance Series® - Growth-Income FundSM (“Master Fund”).
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 25, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund, which operates as a “feeder fund”, does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance.

Period	Master Fund
1/1/2016 – 12/31/2016	27%

Period	Feeder Fund
1/1/2016 – 12/31/2016	1%

Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fee table and the Expense Example reflect the expenses of both the Fund and the Master Fund.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same and the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. The Master Fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including those located in emerging market countries.

		The Master Fund is designed for investors seeking both capital appreciation and income.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks of investing in the Fund include:
  Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
  Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
  Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
  Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly-available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market.  Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
  Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.  A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
  Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower.

		The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2012): 10.91%; Worst Quarter (ended 9/30/2011): -14.97%
Bar Chart Two Closing [Text Block]	jnlst_BarChartTwoClosingTextBlock	Best Quarter (ended 3/31/2012): 10.98%; Worst Quarter (ended 9/30/2011): -14.93%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2016
JNL/AMERICAN FUNDS GROWTH-INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.83%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1]
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.35%	[1],[3]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	0.96%	[1],[4]
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
1 year	rr_ExpenseExampleYear01	$ 98	[5]
3 years	rr_ExpenseExampleYear03	381	[5]
5 years	rr_ExpenseExampleYear05	685	[5]
10 years	rr_ExpenseExampleYear10	$ 1,548	[5]
2011	rr_AnnualReturn2011	(2.30%)
2012	rr_AnnualReturn2012	16.92%
2013	rr_AnnualReturn2013	32.93%
2014	rr_AnnualReturn2014	10.19%
2015	rr_AnnualReturn2015	1.02%
2016	rr_AnnualReturn2016	11.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.97%)
1 year	rr_AverageAnnualReturnYear01	11.08%
5 year	rr_AverageAnnualReturnYear05	13.96%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	10.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
JNL/AMERICAN FUNDS GROWTH-INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.83%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[1]
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.35%	[1],[3]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	0.66%	[1],[4]
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
1 year	rr_ExpenseExampleYear01	$ 67	[5]
3 years	rr_ExpenseExampleYear03	287	[5]
5 years	rr_ExpenseExampleYear05	524	[5]
10 years	rr_ExpenseExampleYear10	$ 1,204	[5]
2011	rr_AnnualReturn2011	(2.09%)
2012	rr_AnnualReturn2012	17.18%
2013	rr_AnnualReturn2013	33.11%
2014	rr_AnnualReturn2014	10.41%
2015	rr_AnnualReturn2015	1.30%
2016	rr_AnnualReturn2016	11.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.93%)
1 year	rr_AverageAnnualReturnYear01	11.25%
5 year	rr_AverageAnnualReturnYear05	14.18%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	10.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
JNL/AMERICAN FUNDS GROWTH-INCOME FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.96%
5 year	rr_AverageAnnualReturnYear05	14.66%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	12.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
JNL/AMERICAN FUNDS GROWTH-INCOME FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.96%
5 year	rr_AverageAnnualReturnYear05	14.66%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	12.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010

[1]	The fee table and the Expense Example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a feeder fund because, during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue for as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.
[4]	Expense information has been restated to reflect current fees.
[5]	The example reflects the aggregate expenses of both the Fund and the Master Fund.